Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 84.0%

Corporate — 0.8%
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46.	$4,000	$4,559,400

County/City/Special District/School District — 31.3%
California Statewide Communities Development Authority, SAB
Series B, 4.00%, 09/02/40	520	568,927
Series B, 4.00%, 09/02/50	630	681,679
Series C, 4.00%, 09/02/40	1,855	2,036,975
Series C, 4.00%, 09/02/50	1,335	1,442,961
California Statewide Communities Development Authority, SAB, S/F Housing 5.00%, 09/02/39	465	548,709
5.00%, 09/02/40	345	418,406
5.00%, 09/02/44	535	614,474
5.00%, 09/02/49	775	880,315
4.00%, 09/02/50	275	306,911
5.00%, 09/02/50	275	329,315
Series C, 5.00%, 09/02/39	435	513,309
Series C, 5.00%, 09/02/49	225	255,575
California Statewide Communities Development Authority, ST 4.00%, 09/01/41	250	276,638
4.00%, 09/01/51	490	537,540
Chaffey Joint Union High School District, GO, CAB(a)
Series C, 0.00%, 08/01/32	250	186,688
Series C, 0.00%, 08/01/33	500	356,205
Series C, 0.00%, 08/01/34	505	343,506
Series C, 0.00%, 08/01/35	545	354,032
Series C, 0.00%, 08/01/36	500	309,970
Series C, 0.00%, 08/01/37	650	384,475
Series C, 0.00%, 08/01/38	630	355,786
Series C, 0.00%, 08/01/39	750	404,100
Series C, 0.00%, 08/01/40	1,850	951,418
Series C, 0.00%, 08/01/41	305	149,706
Series C, 0.00%, 02/01/42	350	167,661
ChiNo.Valley Unified School District, GO, Series B, 4.00%, 08/01/45	640	756,333
City & County of San Francisco California, COP, Series C, AMT, 5.25%, 03/01/32	1,050	1,141,728
City of Dixon California, ST, 4.00%, 09/01/45	465	508,301
City of Roseville California, ST, 4.00%, 09/01/50	395	429,681
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	3,750	4,334,362
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(b)	5,000	5,713,700
El Monte City School District, GO, Series B, 5.50%, 08/01/46	4,265	5,223,772
Fowler Unified School District, GO, Series A, (BAM), 5.25%, 08/01/46	3,700	4,539,789
Garden Grove Unified School District, GO, Series C, 5.25%, 08/01/23(b)	2,725	3,035,514
Gavilan Joint Community College District, GO(b)
Series D, 5.50%, 08/01/21	2,165	2,193,123
Series D, 5.75%, 08/01/21	8,400	8,514,240
Glendale Community College District, GO, CAB(a)
Series B, 0.00%, 08/01/43	1,875	1,021,706
Series B, 0.00%, 08/01/44	3,315	1,741,568

Security	Par (000)	Value

County/City/Special District/School District (continued)
Glendale Community College District, GO, CAB(a) (continued)
Series B, 0.00%, 02/01/45	$3,475	$1,793,169
Grossmont Healthcare District, GO, Series B, 6.13%, 07/15/21(b)	2,000	2,023,700
Hayward Unified School District, GO, Series A, (BAM), 4.00%, 08/01/48	2,000	2,266,040
Kern Community College District, GO, Series C, 5.25%, 11/01/23(b)	5,715	6,431,261
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	6,089,150
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/23(b)	4,500	4,987,575
Ohlone Community College District, GO, Series A, 5.25%, 08/01/21(b)	8,140	8,240,855
Orange County Community Facilities District, ST 4.00%, 08/15/40	295	325,238
4.00%, 08/15/50	270	297,867
Perris Union High School District, GO, Series B, (BAM), 5.25%, 09/01/39.	2,715	3,238,316
Perris Union High School District, Refunding COP, (BAM), 4.00%, 10/01/43	10,000	11,466,000
Riverside County Public Financing Authority, Refunding TA, Series A, (BAM), 4.00%, 10/01/40	5,455	6,251,266
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (AGM), 4.00%, 10/01/37	6,000	6,621,540
RNR School Financing Authority, ST
Series A, (BAM), 5.00%, 09/01/37	1,500	1,792,800
Series A, (BAM), 5.00%, 09/01/41	3,000	3,554,490
San Bernardino County Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,500	5,101,470
San Jose Financing Authority, RB
5.75%, 05/01/36	2,570	2,580,717
5.75%, 05/01/42	4,500	4,518,360
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(b)	9,175	10,092,399
San Leandro Unified School District, GO, Series A, 5.75%, 08/01/41	3,000	3,039,210
Santa Clara Unified School District, GO, 4.00%, 07/01/48 .	5,000	5,670,700
Transbay Joint Powers Authority, TA
Series A, 5.00%, 10/01/49	2,500	3,070,650
Series B, Subordinate, 5.00%, 10/01/35	300	363,372
Series B, Subordinate, 5.00%, 10/01/38	600	721,020
Walnut Valley Unified School District, GO, Series B, 5.75%, 08/01/21(b)	7,680	7,784,448
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/38	1,625	1,843,741
West Contra Costa Unified School District, GO
Series A, (AGM), 5.25%, 08/01/21(b)	6,140	6,216,075
Series A, 5.50%, 08/01/39	2,500	2,776,575
Series B, 5.50%, 08/01/39	3,000	3,331,890

		175,018,992

Education — 8.7%
California Educational Facilities Authority, RB, Series A, 5.00%, 10/01/53.	10,000	11,677,900
California Enterprise Development Authority, RB,
Series A, 5.00%, 08/01/55	1,000	1,162,700
California Municipal Finance Authority, RB 6.00%, 01/01/22(b)	2,750	2,856,150
Series A, 5.50%, 08/01/34(c)	250	268,133

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California Municipal Finance Authority, RB (continued)
Series A, 5.00%, 10/01/39(c)	$245	$276,764
Series A, 5.00%, 10/01/49(c)	410	454,998
Series A, 5.00%, 10/01/57(c)	810	889,874
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39	645	724,819
5.00%, 08/01/48	305	339,669
California School Finance Authority RB, 5.00%, 06/01/61(c)	820	894,997
California School Finance Authority, RB(c)
5.00%, 06/01/40	305	342,112
5.00%, 06/01/50	475	524,053
5.00%, 06/01/59	760	830,976
Series A, 5.00%, 07/01/49	500	604,620
Series A, 5.00%, 06/01/58	3,615	3,909,790
Series A, 5.00%, 07/01/59	1,185	1,296,295
Series B, 4.00%, 07/01/45	475	475,561
California School Finance Authority, Refunding RB(c) 5.00%, 08/01/46	1,250	1,420,525
Series A, 5.00%, 07/01/36	755	871,836
California Statewide Communities Development Authority, RB, Series A, 5.00%, 05/15/37	4,000	4,725,800
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	2,250	2,588,738
Grossmont Union High School District, GO, Series C, 5.50%, 08/01/21(b)	1,880	1,904,459
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	675	775,082
Series A, 5.00%, 07/01/61	4,045	4,558,311
University of California, Refunding RB 5.25%, 05/15/24(b)	710	818,417
Series AM, 5.25%, 05/15/36	2,970	3,399,640

		48,592,219

Health — 7.5%
California Health Facilities Financing Authority, RB,
Series A, 5.25%, 11/01/41	10,000	10,240,700
California Health Facilities Financing Authority, Refunding RB 5.00%, 08/01/40	700	863,366
Series A, 4.00%, 03/01/39	895	992,322
Series A, 4.00%, 03/01/43	1,315	1,381,907
Series A, 4.00%, 04/01/49	3,570	4,111,962
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 11/01/39(c)	215	244,145
Series A, 5.00%, 02/01/42	4,000	4,721,760
Series A, 5.00%, 11/01/49(c)	245	274,412
California Statewide Communities Development Authority, RB
4.25%, 01/01/43	3,450	3,854,892
4.00%, 08/01/45	2,500	2,619,600
4.00%, 07/01/48	1,780	1,967,932
California Statewide Communities Development Authority,Refunding RB
5.00%, 12/01/21(b)	2,860	2,940,052
4.00%, 04/01/42	2,595	2,852,113

Security	Par (000)	Value

Health (continued)
California Statewide Communities Development Authority, Refunding RB (continued)
4.00%, 04/01/47	$1,320	$1,434,695
Series A, 4.00%, 12/01/57	3,250	3,410,940

		41,910,798

Housing — 6.0%
California Community Housing Agency, RB, M/F Housing(c)
Series A, 5.00%, 04/01/49	3,310	3,722,757
Series A, 4.00%, 02/01/56	3,985	4,236,758
Series A-2, 4.00%, 08/01/47	2,685	2,847,282
California Housing Finance, RB, M/F Housing
Series 2, Class A, 4.00%, 03/20/33.	4,021	4,712,675
Series 2021-1, Class A, 3.50%, 11/20/35	984	1,143,937
Series A, 4.25%, 01/15/35	1,347	1,626,072
CSCDA Community Improvement Authority, RB, M/F Housing(c) 4.00%, 08/01/56	1,640	1,758,802
Series A, 5.00%, 07/01/51	1,140	1,319,048
Series A-2, 4.00%, 09/01/56	2,330	2,492,448
Freddie Mac Multifamily ML Certificates, RB, M/F
Housing, Class A, 3.35%, 11/25/33	8,420	9,434,358

		33,294,137

State — 2.0%
California State Public Works Board RB, Series B, 4.00%, 05/01/41	1,500	1,813,215
California State Public Works Board, RB, Series I, 5.50%, 11/01/33	2,575	2,901,175
State of California, GO, 4.00%, 04/01/49	5,550	6,463,364

		11,177,754

Tobacco — 5.7%
California County Tobacco Securitization Agency, Refunding RB 4.00%, 06/01/49.	270	311,375
5.00%, 06/01/50	320	375,069
Series A, 4.00%, 06/01/49	1,400	1,619,488
Series B-1, Subordinate, 4.00%, 06/01/49	325	368,573
California County Tobacco Securitization Agency, Refunding RB, CAB(a)
0.00%, 06/01/55	2,730	664,455
Series B-2, Subordinate, 0.00%, 06/01/55	4,100	797,491
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/33	2,175	2,657,241
Series A-1, 5.00%, 06/01/35	3,215	3,914,680
Series A-1, 5.00%, 06/01/47	11,750	12,145,975
Tobacco Securitization Authority of Northern California, Refunding RB, Series B-1, 4.00%, 06/01/49	310	353,719
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	5,075	6,266,950
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(a)	11,850	2,247,826

		31,722,842

Transportation — 19.1%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/35	1,500	1,764,225

2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Bay Area Toll Authority, Refunding RB, Sub-Series S-8, Subordinate, 3.00%, 04/01/54.	$13,180	$14,200,659
California Municipal Finance Authority, ARB
AMT, Senior Lien, 5.00%, 12/31/43.	6,500	7,759,050
AMT, Senior Lien, 4.00%, 12/31/47	7,500	8,268,600
AMT, Senior Lien, (AGM), 4.00%, 12/31/47	2,845	3,139,571
City of Los Angeles Department of Airports, ARB
Series D, AMT, 5.00%, 05/15/35	2,000	2,336,000
Series D, AMT, 5.00%, 05/15/36	1,500	1,750,755
Series C, AMT, Subordinate, 5.00%, 05/15/38	3,215	3,912,012
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, 5.00%, 05/15/46	2,500	3,181,700
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	2,500	2,979,600
Sub-Series B, 5.00%, 07/01/41	1,750	2,081,887
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/41	3,075	3,668,260
Series A, AMT, 5.00%, 03/01/47	6,770	7,923,134
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44.	200	225,740
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/47.	6,000	7,075,800
San Diego County Regional Airport Authority, Refunding RB
AMT, 5.00%, 07/01/37	350	441,291
AMT, 5.00%, 07/01/38	350	440,332
AMT, 5.00%, 07/01/39	500	627,020
AMT, 5.00%, 07/01/40	700	875,105
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	1,900	2,073,508
Series A, AMT, 5.00%, 05/01/40	3,785	4,241,357
Series A, AMT, 5.00%, 05/01/44	8,660	10,382,587
Series A, AMT, 5.00%, 05/01/49	3,500	4,254,145
Series D, AMT, 5.00%, 05/01/43	7,715	9,381,363
San Francisco Municipal Transportation Agency, RB,
Series C, 4.00%, 03/01/51	3,000	3,562,980

		106,546,681

Utilities — 2.9%
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/21(b)	7,200	7,372,440
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/36	2,335	2,744,582
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.25%, 08/01/47	5,000	6,308,100

		16,425,122

Total Municipal Bonds in California		469,247,945

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	713	791,551
Series A-1, Restructured, 5.00%, 07/01/58	1,051	1,180,704
Series A-2, Restructured, 4.33%, 07/01/40	1,393	1,522,577
Series A-2, Restructured, 4.78%, 07/01/58	136	151,402

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$735	$813,902
Series B-1, Restructured, 5.00%, 07/01/58	8,899	9,998,026
Series B-2, Restructured, 4.33%, 07/01/40	7,022	7,676,521
Series B-2, Restructured, 4.78%, 07/01/58	713	791,230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(a)	9,402	2,964,545

Total Municipal Bonds in Puerto Rico		25,890,458

Total Municipal Bonds — 88.6% (Cost: $457,461,195)		495,138,403

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 74.5%

County/City/Special District/School District — 23.2%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	9,500	11,630,280
Fremont Union High School District, Refunding GO, Series A, 4.00%, 08/01/46	4,996	5,707,925
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/51(e)	11,420	13,923,720
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42(e)	7,075	8,808,233
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(b)	15,140	18,104,412
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	10,000	11,871,596
Sacramento Area Flood Control Agency, Refunding SAB,
Series A, 5.00%, 10/01/43	10,005	11,922,858
San Luis Obispo County Community College District, Refunding GO, Series A, 4.00%, 08/01/40	6,585	7,308,821
San Mateo County Community College District, GO, Series A, 5.00%, 09/01/25(b)	17,615	21,123,195
West Valley-Mission Community College District, GO, Series B, 4.00%, 08/01/40	17,000	19,118,540

		129,519,580

Education — 9.1%
California State University, Refunding RB, Series A, 5.00%, 11/01/43.	13,002	15,429,772
University of California, RB, Series AM, 5.25%, 05/15/44	9,210	10,499,030
University of California, Refunding RB, Series I, 5.00%, 05/15/40	21,105	24,726,196

		50,654,998

Health — 18.7%
California Health Facilities Financing Authority, RB 5.00%, 11/15/56.	6,000	7,286,040
Series A, 5.00%, 08/15/23(b)	10,000	11,101,600
Series A, 4.00%, 11/15/42	7,500	8,632,200
Series B, 5.00%, 08/15/55	4,500	5,346,720
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 08/15/25(b)	24,940	29,862,158
Series A, 4.00%, 10/01/47	6,018	6,691,176

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
California Health Facilities Financing Authority, Refunding RB (continued)
Sub-Series A-2, 4.00%, 11/01/44	$13,280	$15,072,269
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	19,860	20,683,991

		104,676,154

State — 1.7%
State of California, GO, 4.00%, 03/01/50(e)	5,000	5,961,801
State of California, Refunding GO, 5.25%, 10/01/39	3,000	3,629,880

		9,591,681

Transportation — 9.4%
Bay Area Toll Authority, Refunding RB(e) .
4.00%, 04/01/42	11,250	12,925,012
4.00%, 04/01/49	6,555	7,383,224
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/40	5,500	6,400,570
Series B, AMT, 5.00%, 05/15/41	3,645	4,284,247
Series B, AMT, 5.00%, 05/15/46	5,000	5,847,200
Series D, AMT, 5.00%, 05/15/41	13,311	15,479,636

		52,319,889

Utilities — 12.4%
Anaheim Public Financing Authority, Refunding RB
Series A, 5.00%, 05/01/39	6,000	6,543,900
Series A, 5.00%, 05/01/46	13,500	14,552,325
Beaumont Public Improvement Authority, RB, Series A, 5.00%, 09/01/49	6,000	7,080,780
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.00%, 06/01/44	6,290	7,340,178
City of Sacramento California Water Revenue, RB, 5.25%, 09/01/47	14,825	18,542,661
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	8,413	9,996,298
Mountain House Public Financing Authority, RB, Series A, 4.00%, 12/01/55	4,500	5,133,600

		69,189,742

Total Municipal Bonds in California		415,952,044

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 74.5% (Cost: $379,675,603)		415,952,044

Total Long-Term Investments — 163.1% (Cost: $837,136,798)		911,090,447

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds California Money Fund,

Institutional Class, 0.01%(f)(g)	571,181	$ 571,524

Total Short-Term Securities — 0.1% (Cost: $571,524)		571,524

Total Investments — 163.2% (Cost: $837,708,322)		911,661,971

Other Assets Less Liabilities — 1.8%		9,686,285

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.2)%		(196,612,198)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (29.8)%		(166,227,298)

Net Assets Applicable to Common Shares — 100.0%		$558,508,760

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between April 1, 2025 to March 1, 2028, is $29,423,078.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$209,674	$354,930	(a)	$—	$6,920	$—	$571,524	571,181	$384	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	214	06/21/21	$28,275	$398,608
U.S. Long Treasury Bond	91	06/21/21	14,315	332,806

				$731,414

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$495,138,403	$—	$495,138,403
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	415,952,044	—	415,952,044
Short-Term Securities
Money Market Funds	571,524	—	—	571,524

	$571,524	$911,090,447	$—	$911,661,971

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts.	$731,414	$—	$—	$731,414

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(196,550,164)	$—	$(196,550,164)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

	$—	$(363,050,164)	$—	$(363,050,164)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

TA	Tax Allocation

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